Share Based Compensation (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Options outstanding at beginning	893,913	731,913
Options outstanding, weighted average exercise price per share at beginning	$ 0.65	$ 0.56
Options granted	197,359	180,000
Options granted, weighted average exercise price per share	$ 1.16	$ 0.86
Options Forfeited		(18,000)
Options Forfeited, weighted average exercise price per share		$ 0.01
Options outstanding at ending	1,091,272	893,913
Options outstanding, weighted average exerciseprice per share at ending	$ 0.81	$ 0.65
Weighted average remaining life	2 years 6 months
Intrinsic value	$ 0.16
Options vested and exercisable	848,378
Options vested and exercisable, weighted average exercise price per share	$ 0.65